Deferred Tax Computation (Tables)	6 Months Ended
Jun. 30, 2019
Deferred Tax Computation
Schedule Of Deferred Tax Asset And Liabilities

	30th June 2019	31st Dec 2018
Deferred tax assets:
Net operating loss carryovers	$1,916,162	$2,037,105
Stock-based compensation	-	-
Other temporary differences	-	-
Total deferred tax assets	1,916,162	2,037,105
Valuation allowance	(1,916,162)	(2,037,105)
Net deferred tax asset	$-	$-